Statutory Reserve (Details) - USD ($)	Jun. 30, 2022	Jun. 30, 2021
Statutory Reserve [Abstract]
Net profit after income tax percentage	10.00%
Registered capital percentage	50.00%
Registered capital amount	$ 2,200,124	$ 2,663,330